Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
A reconciliation of the U.S. federal statutory income tax expense to actual income tax expense is as follows:

	Three Months Ended
	March 31, 2022	March 31, 2021
Effective tax rate	14.3%	11.8%
The effective tax rate for the three months ended March 31, 2022 differs from the U.S. federal income tax rate of 21.0% primarily due to nondeductible compensation costs on the Class P Unit Incentive plan, the valuation of warrants, and a partial valuation allowance of the realization of the deferred tax assets originating during the three months ended March 31, 2022. The effective tax rate for the three months ended March 31, 2021 differs from the U.S. federal income tax rate of 21.0% primarily due to nondeductible transaction costs and changes in the estimated state income tax rate in connection with the acquisition of Oakman and DPSS, partially offset by the research and development income tax credit.
The Company assesses the deferred tax assets for recoverability on a quarterly basis. In assessing the realizability of deferred income tax assets, the Company considers whether it is more-likely-than-not that some or all of the deferred income tax assets will not be realized. The ultimate realization of the deferred income tax assets is dependent upon the generation of future taxable income during the periods in which the net operating loss (“NOL”) carryforwards are available. For the three months ended March 31, 2022, the Company concluded that a portion of its deferred tax assets would more-likely-than-not be realized, whereas the Company concluded that substantially all of the deferred tax assets are more-likely-than-not realizable for the three months ended March 31, 2021. The change from the three months ended March 31, 2021 to the three months ended March 31, 2022 was driven by the additional amount of deferred tax assets expected to be generated on taxable losses in 2022, which resulted in an increase to the valuation allowance of $1.4 million recognized through income tax expense (benefit) on the condensed consolidated statements of operations and comprehensive income (loss).
The effective tax rate was 14.3% compared to 11.8% for the three months ended March 31, 2022 and March 31, 2021, respectively. The difference in effective tax rate between periods was primarily related to equity-based compensation, the valuation of warrants, and a partial valuation allowance on net operating loss carryforwards originating during the three months ended March 31, 2022.	Income Taxes
The table below presents the current and deferred components of income tax expense (benefit) for the following periods:

	Successor		Predecessor
	Year Ended December 31, 2021	Period from February 10, 2020 to December 31, 2020	Period from January 1, 2020 to June 21, 2020
Current:
Federal	$—	$—	$(387)
State	—	—	3
Foreign	—	—	—
Total current income tax expense (benefit)	—	—	(384)

Deferred:
Federal	(9,376)	(3,064)	—
State	(1,893)	(595)	—
Foreign	—	—	—
Total deferred income tax expense (benefit)	(11,269)	(3,659)	—

Total income tax expense (benefit)	$(11,269)	$(3,659)	$(384)
A reconciliation of the U.S. federal statutory income tax expense to actual income tax expense is as follows:

	Successor		Predecessor
	Year Ended December 31, 2021	Period from February 10, 2020 to December 31, 2020	Period from January 1, 2020 to June 21, 2020
Income (loss) before income taxes	$(72,806)	$(18,033)	$(1,718)
Federal statutory income tax rate	21.0%	21.0%	21.0%
Expected federal provision (benefit) for income taxes at the federal statutory income tax rate	(15,289)	(3,787)	(361)
State income tax (benefit), net of federal tax benefit	(1,946)	(595)	29
Research and development tax credits	324	(20)	(460)
Permanent differences	1,931	57	(17)
Tax (benefits) / non-deductible expenses related to equity-based compensation	5,228	—	(119)
Acquisition costs	(1,106)	685	—
Reserves for unrecognized income tax benefits	(273)	1	386
Change in valuation allowance	458	—	129
Other	(596)	—	29
Total tax expense (benefit)	$(11,269)	$(3,659)	$(384)

Effective tax rate	15.5%	20.3%	22.4%
The effective tax rate for the Successor 2021 Period differs from the U.S. federal income tax rate of 21.0% primarily due to nondeductible compensation costs on the Class P Unit Incentive plan, contingent earnout payments from the MIS acquisition and state income tax expense. The effective tax rate for the Successor 2020 Period differs from the U.S. federal income tax rate of 21.0% primarily due to acquisition costs and state income tax expense. The effective tax rate for the Predecessor 2020 Period differs from the U.S. federal income tax rate of 21.0% primarily due to the full valuation allowance of the net deferred tax asset offset by the income tax benefit of the carry back of net operating losses under the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”).
The table below presents the components of the deferred tax assets, net and deferred tax liabilities:

	Successor as of
	December 31, 2021	December 31, 2020
Deferred tax assets:
Accrued expenses and reserves	$1,106	$493
Deferred rent	58	82
Tax credit carryforwards	226	346
Deferred revenue	636	1,168
Net operating loss carryforwards	12,052	3,467
Interest disallowance	1,921	271
Equity-based compensation	566	—
Other assets	14	—
Total deferred tax assets	16,579	5,827
Less: valuation allowance	(515)	(57)
Deferred tax assets, net of valuation allowance	16,064	5,770

Deferred tax liabilities:
Depreciation and amortization	(23,922)	(12,949)
Other	(743)	(188)
Deferred tax liabilities	(24,665)	(13,137)
Total net deferred tax assets (liabilities)	$(8,601)	$(7,367)
In assessing the realizability of deferred income tax assets, the Company considers whether it is more-likely-than-not that some or all of the deferred income tax assets will not be realized. The ultimate realization of the deferred income tax assets is dependent upon the generation of future taxable income during the periods in which the net operating loss (“NOL”) carryforwards are available. For the Successor 2021 Period and Successor 2020 Period, the Company has concluded that substantially all of the deferred tax assets in the U.S. are more-likely-than-not realizable and that foreign deferred tax assets are more-likely-than not to expire before realization.
As of December 31, 2021, the Company had $45.2 million of U.S. federal net operating losses resulting in U.S. federal, state (net), and foreign deferred tax assets of $9.5 million, $2.0 million, and $0.5 million, respectively. The $9.5 million in U.S. federal net operating loss carryforwards may be carried forward indefinitely to reduce future taxable income for U.S. federal tax purposes, while certain state net operating losses will begin to expire in 2038. Foreign net operating losses will begin to expire in 2036. The Company has federal and state NOL and other tax credit carryforwards. Due to changes in the Company’s ownership, the utilization of net operating loss carryforwards and research and development credit carryforwards, that can be used to offset future taxable income, are subject to annual limits in accordance with Internal Revenue Code (IRC) Section 382, as well as similar state provisions. The Company does not expect Section 382 to limit the Company’s ability to realize its deferred tax assets.
The table below presents changes in reserves for unrecognized income tax benefits for the periods presented:

	Successor		Predecessor
	Year Ended December 31, 2021	Period from February 10, 2020 to December 31, 2020	Period from January 1, 2020 to June 21, 2020
Unrecognized tax benefits, beginning of period	$1,671	$1,671	$1,275
Increase (decrease) for tax positions taken related to a prior period	(291)	—	105
Increase (decrease) for tax positions taken during the current period	—	—	291
Unrecognized tax benefits, end of period	$1,380	$1,671	$1,671
During the Successor 2021 Period, Successor 2020 Period and Predecessor 2020 Period, the Company did not recognize certain tax benefits from uncertain tax positions within the provision for income taxes. As of December 31, 2021, the Company’s estimated gross unrecognized tax benefits were $1.4 million, of which $1.3 million if recognized would favorably impact the Company’s future earnings. The Company believes there will be no material changes to unrecognized tax benefits within the next twelve months. Due to uncertainties in any tax audit outcome, estimates of the ultimate settlement of our unrecognized tax positions may change and the actual tax benefits may differ from the estimates. During the Successor 2021 Period, Successor 2020 Period and Predecessor 2020 Period, the Company did not recognize any interest and penalties in the consolidated statements of operations.
The Company and its subsidiaries file income tax returns in various U.S. and foreign jurisdictions. As of December 31, 2021, the Company is subject to examination by the IRS for tax years beginning in 2018. The Company is open to state and foreign income tax examinations until the applicable statute of limitations expires, generally four years after tax return filing for state income tax and five years for foreign income tax; however, the ability for the taxing authority to adjust tax attribute carryforwards will continue until the applicable statute of limitations expires after tax attribute utilization or expiration.